Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of reserves within equity [line items]
Schedule of changes in other capital reserves

Other capital reserves

	Share-based payments (Refer note 30.2)	Equity Instruments (Refer note 30.1)	Reserve on expiry of warrant (Refer note 36)	Warrant (Refer note 36)	Total
March 31, 2022	239,932	341	-	23,258	263,531
Share-based payments expense during the year	152,054	-	-	-	152,054
Exercised during the year	(129,673)	-	-	-	(129,673)
Forfeited during the year	(4,518)	-	-	-	(4,518)
Expired during the year	-	-	23,258	(23,258)	-
March 31, 2023	257,795	341	23,258	-	281,394
Share-based payments expense during the year	229,260	-	-	-	229,260
Exercised during the year	(122,660)	-	-	-	(122,660)
Forfeited during the year	(9,301)	-	-	-	(9,301)
Expired during the year	-	-	-	-	-
March 31, 2024	355,096	341	23,258	-	378,693

Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2023		2024
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	204,224	329.33	203,855	356.65
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Expired during the year	369	356.65	12,444	361.70
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	203,855	356.65	191,411	356.65

Vested/exercisable	203,855	356.65	191,411	356.65

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).

Stock Option 2016 And Incentive Plan [Member]
Disclosure of reserves within equity [line items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2023		March 31, 2024
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	407,323	246.66	271,370	259.07
Granted during the year	-	-	-	-
Forfeited during the year	54,545	164.38	62,331	150.48
Expired during the year	81,408	362.67	19,958	741.60
Number of options outstanding at the end of the year	271,370	259.07	189,081	270.94

Vested/exercisable	175,918	311.02	156,759	342.30

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).

Restricted stock unit and performance stock units 2016 plan [member]
Disclosure of reserves within equity [line items]
Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended

	March 31, 2023		March 31, 2024
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	0.361-0.81	1.45-2.70	2.02	2.02
Risk-free interest rate (%)	2.80%	2.80%	4.15%	4.15%
Expected volatility (%)	45.00%	45.00%	55.00%	55.00%
Expected life	4 years	4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

Summary of changes in RSUs outstanding

	March 31, 2023	March 31, 2024
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	2,762,509	3,619,800
Granted during the year	2,049,562	1,983,129
Expired during the year	-	117,969
Vested/exercised during the year	1,062,081	906,050
Vested PSUs net settled for employee’s tax obligation*	130,190	-
Number of RSU/PSU’s outstanding at the end of the year	3,619,800	4,578,910

Vested/exercisable and not exercised	-	-

*	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2023, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 27,340 which has been paid to the tax authority on the employee’s behalf before March 31, 2023. Total tax liability paid of INR 27,340 is recognized in equity as transaction with equity shareholders. The Group is not expected to transfer material amount to the tax authority to settle the employee’s tax obligation.